Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company enters into certain types of agreements that contingently require the Company to indemnify counterparties against third-party claims. The nature and terms of these indemnifications vary from contract to contract, and generally a maximum obligation is not stated. Because management does not believe a liability is probable, no related liabilities were recorded at March 31, 2022 and December 31, 2021.

The Company is subject to a variety of legal claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving such claims, individually or in aggregate, will not have a material adverse impact on the condensed consolidated financial statements, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future. The Company holds insurance policies that mitigate potential losses arising from certain indemnifications, and historically, significant costs related to performance under these obligations have not been incurred.

As of March 31, 2022, the Company signed a new lease for office space effective as of March of 2022 which increased our commitments by $8.4 million through August of 2032. The lease for the existing space the Company occupied was expiring. There were no other material changes to the commitments since December 31, 2021.

10.  COMMITMENTS AND CONTINGENCIES

Commitments — The Company has entered into agreements that represent significant, enforceable and legally binding contractual obligations that are noncancelable without incurring a significant penalty. If a contract is cancelable with a penalty, the amount shown in the table below is the full contractual obligation, not the penalty, as the Company currently intends to fulfill each of these obligations.

Liabilities for uncertain tax positions are excluded from this table due to the uncertainty of the timing of the resolution of the underlying tax positions. At December 31, 2021, net uncertain tax positions were $39.4 million, which is reduced by a benefit of $3.3 million. The entire balance as of December 31, 2021 is non- current as the timing of resolution is uncertain and no portion of these liabilities is expected to be cash settled within the next 12 months.

Payments under purchase orders, certain sponsorships, donations and other commitments that are not enforceable and legally binding contractual obligations are also excluded from this table, as are payments, guaranteed and contingent, under employment contracts because they do not constitute purchase commitments.

The Company leases real estate under operating lease agreements that expire on various dates and does not anticipate any difficulties in renewing those leases that expire within the next several years or in leasing other space or hosting facilities, if required. The Company enters into unconditional purchase obligations related to contracts for cloud-based services, infrastructure and other business services as well as minimum royalty guarantees in connection with certain content licenses. The future minimum payments under debt obligations, non-cancelable operating leases and other purchase obligations are as follows as of December 31, 2021 (in thousands):

	Years Ending December 31,
	2022	2023	2024	2025	2026	Thereafter	Total
USD Term Loans and EUR Term loans:
Principal payments	$10,400	$10,400	$10,400	$10,400	$1,429,998	$—	$1,471,598
Interest payments	74,013	80,710	84,250	84,092	11,506	—	334,571
Senior Notes:
Principal payments	—	—	—	—	—	300,000	300,000
Interest payments	29,250	29,250	29,250	29,250	29,250	14,625	160,875
Interest rate swaps	8,376	5,081	598	—	—	—	14,055
Revolver commitment fee	404	404	69	—	—	—	877
Operating lease payments on facilities leases	14,376	11,713	12,060	12,016	6,686	26,059	82,910
Minimum royalty guarantee payments to content suppliers	44,684	38,344	31,513	30,587	13,493	16,000	174,621
Technology purchase commitments	3,944	2,001	—	—	—	—	5,945
Other commitments	3,391	833	—	—	—	—	4,224
Total commitments	$188,838	$178,736	$168,140	$166,345	$1,490,933	$356,684	$2,549,676

Offsetting operating lease payments will be approximately $4.8 million in receipts for subleased facilities each year through 2025 and $1.2 million in 2026. Offsetting the minimum royalty guarantee payments to content suppliers will be approximately $2.0 million in minimum guaranteed receipts from content suppliers for each of the years through 2025.

The table above excludes the estimated fair value of the Contingent Consideration of $14.0 million as of December 31, 2021 as the payout is not certain. See “Note 4 — Fair Value of Financial Instruments”

Contingencies — The Company indemnifies certain customers from claims related to alleged infringements of the intellectual property rights of third parties or misappropriation of publicity or personality rights of third parties, such as claims arising from copyright infringement or failure to secure model and property releases for images the Company licenses if such a release is required. The standard terms of these indemnifications require the Company to defend those claims upon notice and pay related damages, if any. The Company typically mitigates this risk by requiring all uses of licenses to be within the scope of the license, securing all necessary model and property releases for imagery for which the Company holds the copyright, and by contractually requiring contributing photographers and other imagery partners to do the same prior to submitting any imagery to the Company and by limiting damages/liability in certain circumstances. Additionally, the Company requires all contributors and Image Partners, as well as potential acquisition targets to warrant that the content licensed to or purchased by the Company does not and shall not infringe upon or misappropriate the rights of third parties. The Company requires contributing photographers, other imagery partners and sellers of businesses or image collections that Getty Images has purchased to indemnify the Company in certain circumstances where a claim arises in relation to an image they have provided or sold to the Company. Imagery Partners are typically required to carry insurance policies for losses related to such claims and individual contributors are encouraged to carry such policies and the Company itself has insurance policies to cover litigation costs for such claims. The Company will record liabilities for these indemnifications if and when such claims are probable and the range of possible payments and available recourse from imagery partners can be assessed, as applicable. Historically, the exposure to such claims has been immaterial, as were the recorded liabilities for intellectual property infringement at December 31, 2021 and 2020.

In the ordinary course of business, the Company enters into certain types of agreements that contingently require the Company to indemnify counterparties against third-party claims. These may include:

●	agreements with vendors and suppliers, under which the Company may indemnify them against claims arising from Getty Images’ use of their products or services;
●	agreements with customers other than those licensing images, under which the Company may indemnify them against claims arising from their use of Getty Images’ products or services;
●	agreements with agents, delegates and distributors, under which the Company may indemnify them against claims arising from their distribution of Getty Images’ products or services;
●	real estate and equipment leases, under which the Company may indemnify lessors against third-party claims relating to use of their property;
●	agreements with directors and officers, under which the Company indemnifies them to the full extent allowed by Delaware law against claims relating to their service to Getty Images;
●	agreements with purchasers of businesses Getty Images has sold, under which Getty Images may indemnify the purchasers against claims arising from the Company’s operation of the businesses prior to sale; and
●	agreements with initial purchasers and underwriters of the Company’s debt securities, under which Getty Images indemnifies them against claims relating to their participation in the Transactions.

The nature and terms of these indemnifications vary from contract to contract, and generally a maximum obligation is not stated. Because management does not believe a liability is probable, no related liabilities were recorded at December 31, 2021 and 2020.

The Company is subject to a variety of legal claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving such claims, individually or in aggregate, will not have a material adverse impact on the consolidated financial statements, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future. The Company holds insurance policies that mitigate potential losses arising from certain indemnifications, and historically, significant costs related to performance under these obligations have not been incurred.

CIK0001812667 CC Neuberger Principal Holdings II
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the prospectus to purchase up to 10,800,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On August 4, 2020, the underwriters fully exercised the over-allotment option.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $16.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred underwriting commission of $0.35 per unit, or approximately $29.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fees

The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the Company’s legal counsel agreed to defer their fees until the closing of the initial Business Combination. As of March 31, 2022 and December 31, 2021, the Company recorded an aggregate of $5.0 million and $3.9 million, respectively, in connection with such arrangement non-current accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

Note 6 — Commitments & Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the prospectus to purchase up to 10,800,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On August 4, 2020, the underwriters fully exercised the over-allotment option.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $16.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred underwriting commission of $0.35 per unit, or approximately $29.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fees

The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the Company’s legal counsel agreed to defer their fees until the closing of the initial Business Combination. As of December 31, 2021, the Company recorded an aggregate of $3.9 million in connection with such arrangement non-current accounts payable and accrued expenses in the accompanying consolidated balance sheet.